COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ 4,767,151	¥ 33,348,128	¥ (876,279,828)	¥ (612,897,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	4,690,925	32,814,894	26,996,910	23,167,001
Loss (gain) from the disposal of intangible assets	2,383	16,667	(3,525,314)
Amortization of intangible assets	8,192,086	57,306,920	18,548,448	2,875,712
Loss on the disposal of property and equipment	6,350	44,421	117,573	49,787
Provision for allowance for doubtful accounts	1,938,952	13,563,744	1,121,009	3,482,332
Share of loss in equity method investments	463,387	3,241,580	7,210,685	1,129,007
Loss on disposal of investment			3,504,018
Impairment loss of investments	2,727,038	19,076,725	15,166,140
Share-based compensation	41,567,568	290,781,764	35,404,887	17,574,638
Foreign exchange loss (gain)	(4,580,879)	(32,045,080)	75,613,235
Changes in operating assets and liabilities:
Accounts receivable	(9,928,926)	(69,456,813)	5,192,716	(95,289,748)
Prepayments	12,215,347	85,451,242	(50,864,521)	(45,743,227)
Other current assets	3,663,477	25,627,488	(133,691,495)	(17,751,035)
Other non-current assets	(103,385)	(723,216)	(8,468,841)	(570,012)
Amounts due from related parties	5,721,812	40,026,364	(50,533,854)	(4,679,139)
Accounts payable	12,357,318	86,444,383	348,302,741	127,138,065
Advances from customers	1,061,623	7,426,481	4,219,929	(30,583)
Accrued expenses and other current liabilities	3,535,832	24,734,559	105,273,090	76,070,533
Amounts due to related parties	9,365,402	65,514,731	72,956,231	113,565,182
Deferred revenue	18,580,930	129,981,038	66,149,835	30,873,022
Net cash provided by (used in) operating activities	116,244,391	813,176,020	(337,586,406)	(381,036,409)
Cash flows from investing activities:
Proceeds on disposal of property and equipment	37,226	260,408	26,477	47,621
Purchases of property and equipment	(2,293,730)	(16,045,562)	(32,826,275)	(23,837,212)
Purchases of intangible assets	(15,139,251)	(105,905,115)	(83,163,444)	(8,205,114)
Purchases of short-term investments	(616,047,688)	(4,309,500,000)	(2,770,000,000)	(1,700,000,000)
Proceeds from disposal of short-term investments	616,047,688	4,309,500,000	2,770,000,000	1,700,000,000
Proceeds from disposal of intangible assets			1,484,377
Proceeds from disposal of investment in associate	142,951	1,000,000
Payment for business acquisition, net of cash acquired	(1,574,286)	(11,012,762)	(57,971,520)
Payment for investments	(16,382,194)	(114,600,000)	(92,500,000)	(60,012,000)
Loan to related parties	(714,755)	(5,000,000)
Repayment of loan to related parties	714,755	5,000,000
Cash used in investing activities	(35,209,284)	(246,303,031)	(264,950,385)	(92,006,705)
Cash flows from financing activities
Proceeds on issuance of ordinary shares through IPO	489,249,683	3,422,497,233	5,207
Payment of IPO offering costs	(5,181,903)	(36,249,484)	(6,876,834)
Acquisition of noncontrolling interest	(2,790,405)	(19,520,000)
Proceeds from capital contribution from noncontrolling interest shareholder	1,132,395	7,921,555
Repurchase of ordinary shares	(16,478,447)	(115,273,325)
Capital contribution from convertible redeemable preferred shareholders			4,026,518,012	500,000,000
Capital investment from a preferred shareholder in connection with 2018 Restructuring (Note 19(1))			1,260,439,815
Settlement of redemption liability to a preferred shareholder in connection with 2018 Restructuring (Note 19(1))	(189,131,308)	(1,323,049,149)
Repurchase of Series C-2 Preferred Equity			(39,995,000)
Advance from related party			39,995,000
Repayment of advance from related party	(5,717,329)	(39,995,000)
Cash provided by financing activities	271,082,686	1,896,331,830	5,280,086,200	500,000,000
Effect of foreign exchange rate changes on cash and cash equivalents	15,650,755	109,483,281	345,053,928	(4,179,144)
Net increase in cash, cash equivalents and restricted cash	367,768,548	2,572,688,100	5,022,603,337	22,777,742
Cash, cash equivalent and restricted cash at the beginning of the year	795,123,208	5,562,204,889	539,601,552	516,823,810
Cash, cash equivalent and restricted cash at the end of the year	1,162,891,756	8,134,892,989	5,562,204,889	¥ 539,601,552
Supplemental disclosure of cash flow information:
Interest expenses paid			323,650
Income tax paid
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable			¥ 6,353,017
Payable for purchases of property and equipment	790,209	5,527,829
Payable for repurchase of ordinary shares not yet paid	$ 7,618,406	¥ 53,293,800